                     STAG PROTECTOR VARIABLE UNIVERSAL LIFE
                             SEPARATE ACCOUNT VL I
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
        SUPPLEMENT DATED JANUARY 2, 2001 TO PROSPECTUS DATED MAY 1, 2000

Effective January 15, 2001 the following changes apply:

The following Sub-Accounts are added in alphabetical order to the cover page of the prospectus:

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT Class 2 of the Global Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT Class 2 of the Global Small Capitalization Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT Class 2 of the Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT Class 2 of the Growth-Income Fund of American Funds Insurance Series

- HARTFORD GLOBAL LEADERS SUB-ACCOUNT Class IA of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY SUB-ACCOUNT Class IA of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

Under the section entitled "Summary of Benefits and Risks", the paragraph entitled "Investment Choices" is deleted and replaced with the following:
INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions. The table of Annual Fund Operating Expenses is deleted and replaced with the following:

                                                                                                             TOTAL FUND
                                                                                                             OPERATING
                                                                                                              EXPENSES
                                                    MANAGEMENT FEES     12B-1 FEES     OTHER EXPENSES      (INCLUDING ANY
                                                    (INCLUDING ANY    (INCLUDING ANY   (INCLUDING ANY    WAIVERS AND/OR ANY
                                                       WAIVERS)          WAIVERS)      REIMBURSEMENTS)    REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                        0.68%           0.25%             0.03%               0.96%
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund          0.79%           0.25%             0.03%               1.07%
---------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                               0.38%           0.25%             0.01%               0.64%
---------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                        0.34%           0.25%             0.01%               0.60%
---------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                               0.63%            N/A              0.02%               0.65%
---------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                   0.49%            N/A              0.03%               0.52%
---------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                   0.64%            N/A              0.02%               0.66%
---------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                    0.65%            N/A              0.03%               0.68%
---------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                         0.74%            N/A              0.12%               0.86%
---------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund (1)                  0.85%            N/A              0.25%               1.10%
---------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                      0.78%            N/A              0.04%               0.82%
---------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                  0.40%            N/A              0.03%               0.43%
---------------------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund                 0.76%            N/A              0.09%               0.85%
---------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund            0.69%            N/A              0.09%               0.78%
---------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                 0.76%            N/A              0.03%               0.79%
---------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                           0.45%            N/A              0.02%               0.47%
---------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                    0.45%            N/A              0.03%               0.48%
---------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                          0.75%            N/A              0.03%               0.78%
---------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                  0.46%            N/A              0.02%               0.48%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                       0.80%            N/A              0.33%               1.13%
---------------------------------------------------------------------------------------------------------------------------

HV-2854
333-83057                                                                 1 of 6

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                             TOTAL FUND
                                                                                                             OPERATING
                                                                                                              EXPENSES
                                                    MANAGEMENT FEES     12B-1 FEES     OTHER EXPENSES      (INCLUDING ANY
                                                    (INCLUDING ANY    (INCLUDING ANY   (INCLUDING ANY    WAIVERS AND/OR ANY
                                                       WAIVERS)          WAIVERS)      REIMBURSEMENTS)    REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                        0.68%            N/A              0.10%               0.78%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                   0.65%            N/A              0.12%               0.77%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                             0.61%            N/A              0.12%               0.73%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                         0.46%            N/A              0.04%               0.50%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                           0.70%            N/A              0.13%               0.83%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                0.65%            N/A              0.07%               0.72%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                    0.60%            N/A              0.07%               0.67%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                      0.80%            N/A              0.22%               1.02%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund           0.80%            N/A              0.18%               0.98%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund           1.08%            N/A              0.33%               1.41%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                 0.63%            N/A              0.08%               0.71%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                              0.41%            N/A              0.08%               0.49%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                         0.54%            N/A              0.05%               0.59%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                 0.70%            N/A              0.10%               0.80%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)                 0.53%            N/A              0.37%               0.90%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston               0.65%            N/A              0.18%               0.83%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund               0.65%            N/A              0.06%               0.71%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                     0.65%            N/A              0.10%               0.75%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                   0.53%            N/A              0.04%               0.57%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio (3)              0.53%            N/A              0.09%               0.62%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (3)                 0.48%            N/A              0.08%               0.56%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (3)                      0.73%            N/A              0.14%               0.87%
---------------------------------------------------------------------------------------------------------------------------

(1) Hartford Global Technology HLS Fund is a new fund. Total Fund Operating Expenses are based on annualized estimates of such expenses to be incurred during the current fiscal year.

(2) Total Annual Fund Operating Expenses for Putnam VT OTC & Emerging Growth Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                               TOTAL FUND
                                                                                   OTHER       OPERATING
                                                              MANAGEMENT FEES     EXPENSES      EXPENSES
---------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                               0.70%           0.37%         1.07%
---------------------------------------------------------------------------------------------------------

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds of FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These reductions will continue through at least December 31, 2000 pursuant to an agreement between the adviser and the funds. Without these reductions, Total Fund Operating Expenses would have been:

                                                                                               TOTAL FUND
                                                                                   OTHER       OPERATING
                                                              MANAGEMENT FEES     EXPENSES      EXPENSES
---------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                            0.53%           0.10%         0.63%
---------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                               0.48%           0.09%         0.57%
---------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                    0.73%           0.18%         0.91%
---------------------------------------------------------------------------------------------------------

HV-2854                                                                   2 of 6

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The following is added in the section entitled "About Us" immediately following the Hartford Ratings table:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

Under the section entitled "The Funds", the following language is added in alphabetical order:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalization of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued through high-quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

The following text is added under the section entitled "The Funds":

The Funds may not be available in all states.

Under the section entitled "The Funds", under the sub-section entitled "Investment Advisers," the following paragraph is inserted as the first paragraph of the section:

American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Growth Companies, Inc.

Under the section entitled "Investment Advisers", the second paragraph is deleted and replaced with the following:

Each Hartford HLS Fund, except for Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Technology HLS Fund is a non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

The fourth paragraph under the sub-section entitled "Illustration of Death Benefits, Account Values and Cash Surrender Values" in the section entitled "Statement of Additional Information" is deleted and replaced with the following:

The amounts shown for the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative service fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.

The three "Illustration of Death Benefits, Account Values and Cash Surrender Values" tables in the section entitled "Statement of Additional Information" are replaced with the attached three tables.

The attached Financial Statements are added to the section entitled "Statement of Additional Information."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-2854                                                                   3 of 6

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                    ISSUE AGE 35 MALE PREFERRED NON-NICOTINE
                             $1,875 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                   CURRENT CHARGES*               GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                             CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
--------------------------------------------------------------------------------------------
     1             1,969        1,152         0     250,000      1,120         0     250,000
     2             4,036        2,491       521     250,000      2,044        74     250,000
     3             6,206        3,968     2,093     250,000      3,034     1,159     250,000
     4             8,486        5,596     4,471     250,000      4,095     2,970     250,000
     5            10,879        7,394     6,456     250,000      5,234     4,296     250,000
     6            13,391        9,374     8,624     250,000      6,450     5,700     250,000
     7            16,030       11,554    10,992     250,000      7,751     7,188     250,000
     8            18,800       13,955    13,580     250,000      9,141     8,766     250,000
     9            21,709       16,604    16,416     250,000     10,628    10,441     250,000
    10            24,763       19,508    19,508     250,000     12,217    12,217     250,000
    11            27,970       23,263    23,263     250,000     14,409    14,409     250,000
    12            31,337       27,405    27,405     250,000     16,775    16,775     250,000
    13            34,872       31,970    31,970     250,000     19,331    19,331     250,000
    14            38,585       37,004    37,004     250,000     22,091    22,091     250,000
    15            42,483       42,560    42,560     250,000     25,073    25,073     250,000
    16            46,576       48,690    48,690     250,000     28,294    28,294     250,000
    17            50,873       55,464    55,464     250,000     31,768    31,768     250,000
    18            55,386       62,950    62,950     250,000     35,511    35,511     250,000
    19            60,124       71,229    71,229     250,000     39,541    39,541     250,000
    20            65,099       80,391    80,391     250,000     43,881    43,881     250,000

    25            93,963      143,436   143,436     250,000     71,579    71,579     250,000
    30           130,801      250,195   250,195     305,238    113,299   113,299     250,000
--------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 8% in year 1 and 4% thereafter, and Guaranteed Front-End Sales Loads of 8% in policy years 1 through 20 and 6% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2854                                                                   4 of 6

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                    ISSUE AGE 35 MALE PREFERRED NON-NICOTINE
                             $1,875 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                   CURRENT CHARGES*               GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                             CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
--------------------------------------------------------------------------------------------
     1             1,969        1,073         0     250,000      1,042         0     250,000
     2             4,036        2,256       286     250,000      1,826         0     250,000
     3             6,206        3,491     1,616     250,000      1,616       741     250,000
     4             8,486        4,778     3,653     250,000      3,410     2,285     250,000
     5            10,879        6,121     5,184     250,000      4,205     3,268     250,000
     6            13,391        7,520     6,770     250,000      4,996     4,246     250,000
     7            16,030        8,975     8,413     250,000      5,779     5,217     250,000
     8            18,800       10,488    10,113     250,000      6,552     6,177     250,000
     9            21,709       12,065    11,877     250,000      7,309     7,122     250,000
    10            24,763       13,690    13,690     250,000      8,045     8,045     250,000
    11            27,970       15,885    15,885     250,000      9,223     9,223     250,000
    12            31,337       18,163    18,163     250,000     10,393    10,393     250,000
    13            34,872       20,519    20,519     250,000     11,548    11,548     250,000
    14            38,585       22,957    22,957     250,000     12,683    12,683     250,000
    15            42,483       25,479    25,479     250,000     13,789    13,789     250,000
    16            46,576       28,083    28,083     250,000     14,854    14,854     250,000
    17            50,873       30,777    30,777     250,000     15,862    15,862     250,000
    18            55,386       33,560    33,560     250,000     16,794    16,794     250,000
    19            60,124       36,434    36,434     250,000     17,628    17,628     250,000
    20            65,099       39,401    39,401     250,000     18,344    18,344     250,000

    25            93,963       55,660    55,660     250,000     19,492    19,492     250,000
    30           130,801       74,110    74,110     250,000     12,479    12,479     250,000
--------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 8% in year 1 and 4% thereafter, and Guaranteed Front-End Sales Loads of 8% in policy years 1 through 20 and 6% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2854                                                                   5 of 6

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                    ISSUE AGE 35 MALE PREFERRED NON-NICOTINE
                             $1,875 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                                   CURRENT CHARGES*               GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                             CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
--------------------------------------------------------------------------------------------
     1             1,969          994         0     250,000        964         0     250,000
     2             4,036        2,031        61     250,000      1,618         0     250,000
     3             6,206        3,052     1,177     250,000      2,234       359     250,000
     4             8,486        4,054     2,929     250,000      2,811     1,686     250,000
     5            10,879        5,041     4,103     250,000      3,345     2,408     250,000
     6            13,391        6,007     5,257     250,000      3,832     3,082     250,000
     7            16,030        6,954     6,391     250,000      4,268     3,706     250,000
     8            18,800        7,878     7,503     250,000      4,653     4,278     250,000
     9            21,709        8,784     8,597     250,000      4,982     4,795     250,000
    10            24,763        9,656     9,656     250,000      5,252     5,252     250,000
    11            27,970       10,972    10,972     250,000      5,904     5,904     250,000
    12            31,337       12,247    12,247     250,000      6,482     6,482     250,000
    13            34,872       13,474    13,474     250,000      6,982     6,982     250,000
    14            38,585       14,651    14,651     250,000      7,399     7,399     250,000
    15            42,483       15,776    15,776     250,000      7,726     7,726     250,000
    16            46,576       16,844    16,844     250,000      7,952     7,952     250,000
    17            50,873       17,856    17,856     250,000      8,063     8,063     250,000
    18            55,386       18,808    18,808     250,000      8,044     8,044     250,000
    19            60,124       19,695    19,695     250,000      7,876     7,876     250,000
    20            65,099       20,515    20,515     250,000      7,543     7,543     250,000

    25            93,963       23,406    23,406     250,000      2,953     2,953     250,000
    30           130,801       23,337    23,337     250,000          0         0           0
--------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 8% in year 1 and 4% thereafter, and Guaranteed Front-End Sales Loads of 8% in policy years 1 through 20 and 6% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2854                                                                   6 of 6

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 INDEX FOR HARTFORD AND FIDELITY
  SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-2
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................   SA-4
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-6

 INDEX FOR PUTNAM SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-8
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................  SA-12
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................  SA-15

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

 September 30, 2000                 Bond         Stock        Money        Advisers     Capital      Mortgage   Index
                                    Fund         Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account  Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                              Sub-Account               Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 13,643,119
  Cost $14,431,575
  .........................................................................................................................
    Market Value                    $14,507,329  $        --  $        --  $        --  $        --  $       -- $        --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 13,086,490
  Cost $84,205,177
  .........................................................................................................................
    Market Value                             --   81,343,099           --           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 36,519,763
  Cost $36,519,763
  .........................................................................................................................
    Market Value                             --           --   36,519,763           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 14,055,338
  Cost $40,081,143
  .........................................................................................................................
    Market Value                             --           --           --   38,134,198           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 11,182,083
  Cost $60,071,250
  .........................................................................................................................
    Market Value                             --           --           --           --   70,610,458          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 1,014,534
  Cost $1,106,370
  .........................................................................................................................
    Market Value                             --           --           --           --           --   1,113,951          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 8,754,516
  Cost $31,660,930
  .........................................................................................................................
    Market Value                             --           --           --           --           --          --  35,692,303
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 8,618,478
  Cost $12,825,896
  .........................................................................................................................
    Market Value                             --           --           --           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                     150,933      179,214    2,332,555      135,462      165,905      15,888     137,378
  .........................................................................................................................
 Receivable from fund shares sold            --           --           --           --           --          --          --
  .........................................................................................................................
 Total Assets                        14,658,262   81,522,313   38,852,318   38,269,660   70,776,363   1,129,839  35,829,681
  .........................................................................................................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                          --           --           --           --           --          --          --
  .........................................................................................................................
 Payable for fund shares purchased      150,968      179,680    2,328,216      135,429      166,279      15,894     138,722
  .........................................................................................................................
 Total Liabilities                      150,968      179,680    2,328,216      135,429      166,279      15,894     138,722
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $14,507,294  $81,342,633  $36,524,102  $38,134,231  $70,610,084  $1,113,945 $35,690,959
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          9,274,025   22,234,544   25,556,915   14,145,637   17,382,099     716,255  10,133,256
  .........................................................................................................................
 Unit Values                        $  1.564293  $  3.658390  $  1.429128  $  2.695830  $  4.062230  $ 1.555236 $  3.522161
 --------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 International
                                    Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 13,643,119
  Cost $14,431,575
  ................................
    Market Value                    $        --
 ------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 13,086,490
  Cost $84,205,177
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 36,519,763
  Cost $36,519,763
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 14,055,338
  Cost $40,081,143
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 11,182,083
  Cost $60,071,250
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 1,014,534
  Cost $1,106,370
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 8,754,516
  Cost $31,660,930
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 8,618,478
  Cost $12,825,896
  ................................
    Market Value                     12,558,768
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                      98,053
  ................................
 Receivable from fund shares sold            --
  ................................
 Total Assets                        12,656,821
  ................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                          --
  ................................
 Payable for fund shares purchased       98,191
  ................................
 Total Liabilities                       98,191
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $12,558,630
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          6,014,160
  ................................
 Unit Values                        $  2.088177
 --------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000             Dividend     Growth      International Small     MidCap       Fidelity    Fidelity    Fidelity
                                and Growth   and Income  Advisers   Company      Fund         VIP         VIP         VIP II
                                Fund         Fund        Fund       Fund         Sub-Account  Equity-Income Overseas  Asset
                                Sub-Account  Sub-Account Sub-Account Sub-Account              Portfolio   Portfolio   Manager
                                                                                              Sub-Account Sub-Account Portfolio
                                                                                                                      Sub-Account
 -------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH
 HLS FUND, INC. -- CLASS IA
  Shares 12,889,773
  Cost $26,595,604
  ..............................................................................................................................
    Market Value                $26,467,949  $       --  $     --   $        --  $        --  $       --  $       --  $       --
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME
 HLS FUND, INC. -- CLASS IA
  Shares 4,174,639
  Cost $5,731,014
  ..............................................................................................................................
    Market Value                         --   6,005,823        --            --           --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC. --
 CLASS IA
  Shares 533,544
  Cost $693,903
  ..............................................................................................................................
    Market Value                         --          --   656,050            --           --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 5,471,936
  Cost $11,332,623
  ..............................................................................................................................
    Market Value                         --          --        --    10,434,867           --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 5,857,498
  Cost $12,710,913
  ..............................................................................................................................
    Market Value                         --          --        --            --   15,377,199          --          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 542,193
  Cost $13,193,347
  ..............................................................................................................................
    Market Value                         --          --        --            --           --  13,305,425          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS
 PORTFOLIO
  Shares 243,823
  Cost $5,253,574
  ..............................................................................................................................
    Market Value                         --          --        --            --           --          --   5,305,578          --
 -------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 142,813
  Cost $2,418,803
  ..............................................................................................................................
    Market Value                         --          --        --            --           --          --          --   2,376,414
 -------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life &
  Annuity Insurance Company          45,161      21,076     8,572        94,841      179,123          --       3,612          --
  ..............................................................................................................................
 Receivable from fund shares
  sold                                   --          --        --            --           --       1,941          --          --
  ..............................................................................................................................
 Total Assets                    26,513,110   6,026,899   664,622    10,529,708   15,556,322  13,307,366   5,309,190   2,376,414
  ..............................................................................................................................
 LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company              --          --        --            --           --       2,174          --          34
  ..............................................................................................................................
 Payable for fund shares
  purchased                          45,634      21,060     8,575        94,863      179,126          --       3,573          --
  ..............................................................................................................................
 Total Liabilities                   45,634      21,060     8,575        94,863      179,126       2,174       3,573          34
 -------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)          $26,467,476  $6,005,839  $656,047   $10,434,845  $15,377,196  $13,305,192 $5,305,617  $2,376,380
 -------------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants     10,269,622   4,220,773   554,526     5,953,053    6,891,345   6,126,148   2,762,735   1,222,448
  ..............................................................................................................................
 Unit Values                    $  2.577259  $ 1.422924  $1.183079  $  1.752856  $  2.231378  $ 2.171869  $ 1.920422  $ 1.943951
 -------------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Bond        Stock        Money        Advisers     Capital      Mortgage    Index
 September 30, 2000                 Fund        Fund         Market       Fund         Appreciation Securities  Fund
                                    Sub-Account Sub-Account  Fund         Sub-Account  Fund         Fund        Sub-Account
                                                             Sub-Account               Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   81,181  $    18,733  $1,328,132   $   76,419   $   24,486     $ 7,896    $   3,350
  .........................................................................................................................
  Capital gains income                      --    7,736,475        (726)   3,041,584    8,090,247          --      314,343
  .........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions              178,706       40,847          --       31,014       53,092       1,552      (14,373)
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  869,995   (9,889,586)         --   (3,011,624)   1,336,175      56,529     (905,387)
  .........................................................................................................................
  Net gain (loss) on investments     1,048,701   (9,848,739)         --   (2,980,610)   1,389,267      58,081     (919,760)
 --------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $1,129,882  $(2,093,531) $1,327,406   $  137,393   $9,504,000     $65,977    $(602,067)
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $    80,238
  ................................
  Capital gains income                1,285,199
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                   565
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (2,861,949)
  ................................
  Net gain (loss) on investments     (2,861,384)
 ---------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $(1,495,947)
 ----------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend    Growth       International Small       MidCap       Fidelity    Fidelity
 September 30, 2000                 and Growth  and Income   Advisers     Company      Fund         VIP         VIP
                                    Fund        Fund         Fund         Fund         Sub-Account  Equity-Income Overseas
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account               Portfolio   Portfolio
                                                                                                    Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   18,548   $    226     $  6,192    $       --   $       --    $ 195,271  $   54,276
  .........................................................................................................................
  Capital gains income               2,037,100     46,975       33,553     1,052,639      436,329      735,671     341,794
  .........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions                7,684      8,317         (148)       74,383         (285)      44,226         380
  .........................................................................................................................
  Net unrealized (depreciation) of
    investments during the period     (776,953)   (14,130)     (62,934)   (1,637,799)   2,018,046     (402,633) (1,008,088)
  .........................................................................................................................
  Net (loss) on investments           (769,269)    (5,813)     (63,082)   (1,563,416)   2,017,761     (358,407) (1,007,708)
 --------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $1,286,379   $ 41,388     $(23,337)   $ (510,777)  $2,454,090    $ 572,535  $ (611,638)
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $  59,219
  ................................
  Capital gains income                139,516
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions               1,959
  ................................
  Net unrealized (depreciation) of
    investments during the period    (198,297)
  ................................
  Net (loss) on investments          (196,338)
 ----------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $   2,397
 --------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Bond         Stock        Money        Advisers     Capital      Mortgage   Index
 September 30, 2000                 Fund         Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account  Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                              Sub-Account               Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $    81,181  $    18,733  $ 1,328,132  $    76,419  $    24,486  $    7,896 $     3,350
  .........................................................................................................................
  Capital gains income                       --    7,736,475         (726)   3,041,584    8,090,247          --     314,343
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions               178,706       40,847           --       31,014       53,092       1,552     (14,373)
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   869,995   (9,889,586)          --   (3,011,624)   1,336,175      56,529    (905,387)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        1,129,882   (2,093,531)   1,327,406      137,393    9,504,000      65,977    (602,067)
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           3,091,324   14,606,354  137,812,887    6,244,257   10,087,413     249,140   6,858,781
  .........................................................................................................................
  Net transfers                      (1,259,302)  19,120,565  (128,023,608)   7,553,082  15,869,136     (26,184)   2,178,320
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                           (501,400)  (1,781,929)    (928,909)  (1,103,078)  (1,443,218)    (65,050)  (1,034,327)
  .........................................................................................................................
  Net loan withdrawals                 (279,235)    (443,047)  (6,812,907)     (95,499)    (637,325)     (5,815)    (304,543)
  .........................................................................................................................
  Cost of insurance                    (630,773)  (3,630,881)  (4,763,737)  (1,702,019)  (2,589,213)    (38,788)  (1,660,662)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        420,614   27,871,062   (2,716,274)  10,896,743   21,286,793     113,303   6,037,569
  .........................................................................................................................
  Total increase (decrease) in net
    assets                            1,550,496   25,777,531   (1,388,868)  11,034,136   30,790,793     179,280   5,435,502
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                12,956,798   55,565,102   37,912,970   27,100,095   39,819,291     934,665  30,255,457
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $14,507,294  $81,342,633  $36,524,102  $38,134,231  $70,610,084  $1,113,945 $35,690,959
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 OPERATIONS:
  Net investment income             $    80,238
  ................................
  Capital gains income                1,285,199
  ................................
  Net realized gain (loss) on
    security transactions                   565
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (2,861,949)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                       (1,495,947)
  ................................
 UNIT TRANSACTIONS:
  Purchases                           2,179,053
  ................................
  Net transfers                       3,238,145
  ................................
  Surrenders for benefit payments
    and fees                           (395,889)
  ................................
  Net loan withdrawals                 (142,954)
  ................................
  Cost of insurance                    (461,637)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      4,416,718
  ................................
  Total increase (decrease) in net
    assets                            2,920,771
  ................................
 NET ASSETS:
  Beginning of period                 9,637,859
 ---------------------------------------------------------------------------
  END OF PERIOD                     $12,558,630
 ----------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth       International Small       MidCap       Fidelity    Fidelity
 September 30, 2000                 and Growth   and Income   Advisers     Company      Fund         VIP         VIP
                                    Fund         Fund         Fund         Fund         Sub-Account  Equity-Income Overseas
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account               Portfolio   Portfolio
                                                                                                     Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $    18,548  $      226    $  6,192    $        --  $        --  $  195,271  $   54,276
  .........................................................................................................................
  Capital gains income                2,037,100      46,975      33,553      1,052,639      436,329     735,671     341,794
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions                 7,684       8,317        (148)        74,383         (285)     44,226         380
  .........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (776,953)    (14,130)    (62,934)    (1,637,799)   2,018,046    (402,633) (1,008,088)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        1,286,379      41,388     (23,337)      (510,777)   2,454,090     572,535    (611,638)
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           4,647,483     987,840     103,472      1,507,227    1,568,103   2,208,755   1,031,244
  .........................................................................................................................
  Net transfers                       2,500,972   2,553,752     404,302      7,111,629    7,989,809     299,416   1,358,540
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                           (513,678)   (162,335)     (2,863)      (313,424)    (151,273)   (446,705)   (133,274)
  .........................................................................................................................
  Net loan withdrawals                 (455,054)    (14,641)     (3,745)       (24,957)     (34,449)    (59,492)    (36,989)
  .........................................................................................................................
  Cost of insurance                  (1,025,840)   (356,185)    (35,457)      (391,219)    (499,744)   (486,411)   (170,658)
  .........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                      5,153,883   3,008,431     465,709      7,889,256    8,872,446   1,515,563   2,048,863
  .........................................................................................................................
  Total increase in net assets        6,440,262   3,049,819     442,372      7,378,479   11,326,536   2,088,098   1,437,225
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                20,027,214   2,956,020     213,675      3,056,366    4,050,660  11,217,094   3,868,392
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $26,467,476  $6,005,839    $656,047    $10,434,845  $15,377,196  $13,305,192 $5,305,617
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   59,219
  ................................
  Capital gains income                 139,516
  ................................
  Net realized gain (loss) on
    security transactions                1,959
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (198,297)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                           2,397
  ................................
 UNIT TRANSACTIONS:
  Purchases                            486,719
  ................................
  Net transfers                        134,621
  ................................
  Surrenders for benefit payments
    and fees                          (169,705)
  ................................
  Net loan withdrawals                  12,892
  ................................
  Cost of insurance                    (87,121)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       377,406
  ................................
  Total increase in net assets         379,803
  ................................
 NET ASSETS:
  Beginning of period                1,996,577
 -----------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,376,380
 --------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

 September 30, 2000                 Asia         Diversified   The George   Global Asset  Global      Growth       Health
                                    Pacific      Income        Putnam Fund  Allocation    Growth      and Income   Sciences
                                    Growth       Sub-Account   of Boston    Sub-Account   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account                Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 123,132
  Cost $1,704,369
  ............................................................................................................................
    Market Value:                   $1,382,778    $       --   $       --    $       --   $        -- $        --  $       --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 122,674
  Cost $1,246,822
  ............................................................................................................................
    Market Value:                           --     1,131,054           --            --            --          --          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 105,554
  Cost $1,076,273
  ............................................................................................................................
    Market Value:                           --            --    1,100,933            --            --          --          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 147,101
  Cost $2,667,861
  ............................................................................................................................
    Market Value:                           --            --           --     2,528,668            --          --          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 968,263
  Cost $20,820,462
  ............................................................................................................................
    Market Value:                           --            --           --            --    21,117,805          --          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 1,156,682
  Cost $30,317,558
  ............................................................................................................................
    Market Value:                           --            --           --            --            -- $28,685,716          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 308,365
  Cost $3,504,914
  ............................................................................................................................
    Market Value:                           --            --           --            --            --          --   4,542,210
 -----------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  367            --        2,573         2,041        12,503      29,068      16,051
  ............................................................................................................................
 Receivable from fund shares sold           --           422           --            --            --          --          --
  ............................................................................................................................
 Total Assets                        1,383,145     1,131,476    1,103,506     2,530,709    21,130,308  28,714,784   4,558,261
  ............................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           421           --            --            --          --          --
  ............................................................................................................................
 Payable for fund shares purchased         142            --        2,573         2,000        12,439      30,395      15,476
  ............................................................................................................................
 TOTAL LIABILITIES                         142           421        2,573         2,000        12,439      30,395      15,476
 -----------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,383,003    $1,131,055   $1,100,933    $2,528,709   $21,117,869 $28,684,389  $4,542,785
 -----------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 High Yield   Income       International International International Investors Money
                                    Sub-Account  Sub-Account  Growth       Growth and   New          Sub-Account  Market
                                                              Sub-Account  Income       Opportunities             Sub-Account
                                                                           Sub-Account  Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 1,134,887
  Cost $12,412,090
  .............................................................................................................................
    Market Value:                   $10,872,217  $       --   $       --   $       --   $       --   $       --    $       --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 239,080
  Cost $3,115,168
  .............................................................................................................................
    Market Value:                            --   2,926,341           --           --           --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 338,722
  Cost $6,328,548
  .............................................................................................................................
    Market Value:                            --          --    6,117,314           --           --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 197,519
  Cost $2,848,566
  .............................................................................................................................
    Market Value:                            --          --           --    2,518,370           --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 213,092
  Cost $4,392,937
  .............................................................................................................................
    Market Value:                            --          --           --           --    3,590,608           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 509,035
  Cost $6,916,629
  .............................................................................................................................
    Market Value:                            --          --           --           --           --    7,396,276            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 2,045,746
  Cost $2,045,746
  .............................................................................................................................
    Market Value:                            --          --           --           --           --           --     2,045,746
 ------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                 6,108          --       41,867       18,421       10,615       13,089         6,000
  .............................................................................................................................
 Receivable from fund shares sold            --         431           --           --           --           --            --
  .............................................................................................................................
 Total Assets                        10,878,325   2,926,772    6,159,181    2,536,791    3,601,223    7,409,365     2,051,746
  .............................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --         420           --           --           --           --         5,825
  .............................................................................................................................
 Payable for fund shares purchased        6,111          --       42,081       18,417       10,530       13,102            --
  .............................................................................................................................
 TOTAL LIABILITIES                        6,111         420       42,081       18,417       10,530       13,102         5,825
 ------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $10,872,214  $2,926,352   $6,117,100   $2,518,374   $3,590,693   $7,396,263    $2,045,921
 ------------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 New          New         OTC &        Utilities    Vista        Voyager
                                    Opportunities Value      Emerging     Growth       Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth       and Income
                                                             Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 704,163
  Cost $22,809,777
  .............................................................................................................
    Market Value:                   $29,553,738  $       --  $        --  $       --   $       --   $        --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 147,924
  Cost $1,758,386
  .............................................................................................................
    Market Value:                            --   1,823,908           --          --           --            --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 420,685
  Cost $8,686,713
  .............................................................................................................
    Market Value:                            --          --    7,803,707          --           --            --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 203,111
  Cost $3,387,456
  .............................................................................................................
    Market Value:                            --          --           --   3,593,035           --            --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 189,200
  Cost $4,059,430
  .............................................................................................................
    Market Value:                            --          --           --          --    4,690,257            --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 798,663
  Cost $40,746,860
  .............................................................................................................
    Market Value:                            --          --           --          --           --    45,691,507
 --------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                60,819       4,355           --       1,517       29,973            --
  .............................................................................................................
 Receivable from fund shares sold            --          --    2,261,983          --           --       545,132
  .............................................................................................................
 Total Assets                        29,614,557   1,828,263   10,065,690   3,594,552    4,720,230    46,236,639
  .............................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --          --    2,263,201          --           --       545,960
  .............................................................................................................
 Payable for fund shares purchased       61,470       4,321           --       2,496       30,339            --
  .............................................................................................................
 TOTAL LIABILITIES                       61,470       4,321    2,263,201       2,496       30,339       545,960
 --------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $29,553,087  $1,823,942  $ 7,802,489  $3,592,056   $4,689,891   $45,690,679
 --------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

 ----------------------------------------------------------------------------------
 September 30, 2000                            Units       Unit        Contract
                                               Owned by    Price       Liability
                                               Participants
 ----------------------------------------------------------------------------------
 Variable life contracts:
  Asia Pacific Growth Fund                        92,599   $14.935338  $  1,383,003
  .................................................................................
  Diversified Income Fund                         86,252    13.113302     1,131,055
  .................................................................................
  George Putnam Fund of Boston                    99,717    11.040569     1,100,933
  .................................................................................
  Global Asset Allocation Fund                   110,835    22.815002     2,528,709
  .................................................................................
  Global Growth Fund                             640,322    32.980056    21,117,869
  .................................................................................
  Growth and Income Fund                       1,066,866    26.886600    28,684,389
  .................................................................................
  Health Sciences                                299,824    15.151502     4,542,785
  .................................................................................
  High Yield Fund                                674,699    16.114172    10,872,214
  .................................................................................
  Income Fund                                    193,821    15.098227     2,926,352
  .................................................................................
  International Growth Fund                      422,941    14.463235     6,117,100
  .................................................................................
  International Growth and Income Fund           212,655    11.842557     2,518,374
  .................................................................................
  International New Opportunities Fund           240,228    14.947040     3,590,693
  .................................................................................
  Investors Fund                                 530,200    13.949961     7,396,263
  .................................................................................
  Money Market Fund                            1,442,702     1.418117     2,045,921
  .................................................................................
  New Opportunities Fund                         739,381    39.970028    29,553,087
  .................................................................................
  New Value Fund                                 153,343    11.894540     1,823,942
  .................................................................................
  OTC & Emerging Growth Fund                     389,270    20.043914     7,802,489
  .................................................................................
  Utilities Growth & Income Fund                 145,635    24.664702     3,592,056
  .................................................................................
  Vista Fund                                     238,588    19.656868     4,689,891
  .................................................................................
  Voyager Fund                                 1,022,366    44.691134    45,690,679
  .................................................................................
 GRAND TOTAL:                                                          $189,107,804
 ----------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified The George  Global      Global      Growth       Health
 September 30, 2000                 Pacific      Income      Putnam      Asset       Growth      and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account  Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $  40,548    $80,320     $    --     $ 38,909   $   125,219 $  387,912    $     --
  ......................................................................................................................
  Capital gains income                      --         --          --      203,203     3,120,633  1,826,387          --
  ......................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized (loss) gain on
    security transactions               (6,316)       972        (575)          17        31,048     16,662     (31,220)
  ......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (583,228)   (71,127)     50,246     (275,929)   (6,595,877) (1,021,167) 1,000,510
  ......................................................................................................................
  Net (loss) gain on investments      (589,544)   (70,155)     49,671     (275,912)   (6,564,829) (1,004,505)   969,290
 -----------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $(548,996)   $10,165     $49,671     $(33,800)  $(3,318,977) $1,209,794   $969,290
 -----------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield    Income      International International International Investors Money
 September 30, 2000                 Sub-Account   Sub-Account Growth      Growth and  New          Sub-Account  Market
                                                              Sub-Account Income      Opportunities             Sub-Account
                                                                          Sub-Account Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $ 1,083,194    $183,258   $  71,242    $127,626   $    1,170    $      --    $   58,023
  ...........................................................................................................................
  Capital gains income                       --          --     309,003     279,766      109,881           --            --
  ...........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ...........................................................................................................................
  Net realized gain (loss) on
    security transactions                     5      (2,297)       (490)    (86,915)      (2,625)         565            --
  ...........................................................................................................................
  Net unrealized (depreciation) of
    investments during the period    (1,325,070)    (52,297)   (850,702)   (410,031)  (1,029,081)    (179,262)           --
  ...........................................................................................................................
  Net (loss) on investments          (1,325,065)    (54,594)   (851,192)   (496,946)  (1,031,706)    (178,697)           --
 ----------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                      $  (241,871)   $128,664   $(470,947)   $(89,554)  $ (920,655)   $(178,697)   $   58,023
 ----------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New          New        OTC &        Utilities       Vista      Voyager
 September 30, 2000                 Opportunities Value     Emerging     Growth          Sub-Account Sub-Account
                                    Sub-Account  Sub-Account Growth      and Income
                                                            Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $       --   $ 17,148   $        --     $ 93,886     $     --   $    11,639
  .............................................................................................................
  Capital gains income               1,732,437     60,728        60,050      165,739       24,883     4,938,560
  .............................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .............................................................................................................
  Net realized (loss) gain on
    security transactions              (14,293)  (138,999)      (99,530)       5,887       (1,450)      (51,831)
  .............................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period               (1,177,155)   100,934    (1,497,426)     176,229      410,585    (6,091,215)
  .............................................................................................................
  Net (loss) gain on investments    (1,191,448)   (38,065)   (1,596,956)     182,116      409,135    (6,143,046)
 --------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                      $  540,989   $ 39,811   $(1,536,906)    $441,741     $434,018   $(1,192,847)
 --------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended           Asia         Diversified The         Global       Global       Growth      Health
 September 30, 2000             Pacific      Income      George      Asset        Growth       and Income  Sciences
                                Growth       Sub-Account Putnam      Allocation   Sub-Account  Sub-Account Sub-Account
                                Sub-Account              Fund of     Sub-Account
                                                         Boston
                                                         Sub-Account
 --------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income         $   40,548   $   80,320  $       --  $   38,909   $   125,219  $  387,912  $       --
  ...................................................................................................................
  Capital gains income                  --           --          --     203,203     3,120,633   1,826,387          --
  ...................................................................................................................
  Net realized (loss) gain on
    security transactions           (6,316)         972        (575)         17        31,048      16,662     (31,220)
  ...................................................................................................................
  Net unrealized
    (depreciation)
    appreciation of
    investments during the
    period                        (583,228)     (71,127)     50,246    (275,929)   (6,595,877) (1,021,167)  1,000,510
  ...................................................................................................................
  Net (decrease) increase in
    net assets resulting from
    operations                    (548,996)      10,165      49,671     (33,800)   (3,318,977)  1,209,794     969,290
  ...................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                        213,787      156,758     162,548     324,802     3,560,313   4,136,989     495,300
  ...................................................................................................................
  Net transfers                    862,737       (5,716)    327,073     507,002     3,704,614   8,398,617   1,655,957
  ...................................................................................................................
  Surrenders for benefit
    payments and fees             (171,946)      (4,363)    (11,981)   (133,290)     (463,294)   (822,417)   (128,862)
  ...................................................................................................................
  Net loan activity                 66,208       (1,318)     (7,936)    (31,429)     (336,920)   (134,188)    (10,229)
  ...................................................................................................................
  Cost of insurance                (64,214)     (48,863)    (56,902)    (91,496)     (783,033) (1,056,729)   (178,428)
  ...................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                   906,572       96,498     412,802     575,589     5,681,680  10,522,272   1,833,738
  ...................................................................................................................
  Total increase in net assets     357,576      106,663     462,473     541,789     2,362,703  11,732,066   2,803,028
  ...................................................................................................................
 NET ASSETS:
  Beginning of period            1,025,427    1,024,392     638,460   1,986,920    18,755,166  16,952,323   1,739,757
 --------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $1,383,003   $1,131,055  $1,100,933  $2,528,709   $21,117,869  $28,684,389 $4,542,785
 --------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 For the Period Ended               High Yield   Income       International International International Investors Money
 September 30, 2000                 Sub-Account  Sub-Account  Growth       Growth and   New          Sub-Account  Market
                                                              Sub-Account  Income       Opportunities             Sub-Account
                                                                           Sub-Account  Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $ 1,083,194  $  183,258   $   71,242   $  127,626   $    1,170   $       --    $   58,023
  .............................................................................................................................
  Capital gains income                       --          --      309,003      279,766      109,881           --            --
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions                     5      (2,297)        (490)     (86,915)      (2,625)         565            --
  .............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (1,325,070)    (52,297)    (850,702)    (410,031)  (1,029,081)    (179,262)           --
  .............................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (241,871)    128,664     (470,947)     (89,554)    (920,655)    (178,697)       58,023
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           1,821,795     415,426      714,094      315,099      772,793      986,911       204,949
  .............................................................................................................................
  Net transfers                       1,821,219     180,305    3,860,416    1,662,163    3,152,109    2,819,029       916,830
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                           (295,016)   (121,756)    (131,183)     (31,361)     (40,870)    (104,211)       12,405
  .............................................................................................................................
  Net loan activity                    (156,785)    (29,810)      52,523      (34,942)     (16,626)      20,061        51,216
  .............................................................................................................................
  Cost of insurance                    (373,536)   (129,358)    (257,893)    (122,847)    (170,611)    (336,946)      (43,847)
  .............................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                      2,817,677     314,807    4,237,957    1,788,112    3,696,795    3,384,844     1,141,553
  .............................................................................................................................
  Total increase in net assets        2,575,806     443,471    3,767,010    1,698,558    2,776,140    3,206,147     1,199,576
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                 8,296,408   2,482,881    2,350,090      819,816      814,553    4,190,116       846,345
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $10,872,214  $2,926,352   $6,117,100   $2,518,374   $3,590,693   $7,396,263    $2,045,921
 ------------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 For the Year Ended                 New          New         OTC &       Utilities Growth  Vista        Voyager
 September 30, 2000                 Opportunities Value      Emerging    and Income        Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth      Sub-Account
                                                             Sub-Account
 ------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $        --  $   17,148  $     --       $   93,886     $       --   $    11,639
  .................................................................................................................
  Capital gains income                1,732,437      60,728    60,050          165,739         24,883     4,938,560
  .................................................................................................................
  Net realized (loss) gain on
    security transactions               (14,293)   (138,999)  (99,530)           5,887         (1,450)      (51,831)
  .................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (1,177,155)    100,934  (1,497,426)       176,229        410,585    (6,091,215)
  .................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          540,989      39,811  (1,536,906)       441,741        434,018    (1,192,847)
  .................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           3,792,726     188,756  1,026,007         496,134        621,488     7,246,189
  .................................................................................................................
  Net transfers                       8,633,141     901,566  6,979,577         576,784      2,645,263     9,229,658
  .................................................................................................................
  Surrenders for benefit payments
    and fees                           (865,620)    (67,824) (326,052)        (156,142)       (32,261)     (887,710)
  .................................................................................................................
  Net loan activity                    (226,966)     23,595  (141,670)         (29,619)       (15,809)     (344,634)
  .................................................................................................................
  Cost of insurance                  (1,088,418)    (80,261) (382,536)        (131,793)      (174,297)   (1,831,954)
  .................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     10,244,863     965,832  7,155,326         755,364      3,044,384    13,411,549
  .................................................................................................................
  Total increase in net assets       10,785,852   1,005,643  5,618,420       1,197,105      3,478,402    12,218,702
  .................................................................................................................
 NET ASSETS:
  Beginning of period                18,767,235     818,299  2,184,069       2,394,951      1,211,489    33,471,977
 ------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $29,553,087  $1,823,942  $7,802,489     $3,592,056     $4,689,891   $45,690,679
 ------------------------------------------------------------------------------------------------------------------

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                      SEPTEMBER 30,    DECEMBER 31,
 -----------------------------------------------------------------------------------
                                                           2000            1999
 -----------------------------------------------------------------------------------
                                                       (UNAUDITED)
 ASSETS
   Bonds                                                $ 1,226,915     $ 1,465,815
   Common stocks                                             38,701          42,430
   Mortgage loans                                            34,380          63,784
   Policy loans                                              75,857          59,429
   Cash and short-term investments                          213,302         267,579
 -----------------------------------------------------------------------------------
   Other invested assets                                     18,836           2,892
 -----------------------------------------------------------------------------------
   Total cash and invested assets                         1,607,991       1,901,929
   Investment income due and accrued                         20,344          21,069
   Other assets                                              41,486          39,576
   Separate account assets                               47,812,204      44,865,042
 -----------------------------------------------------------------------------------
                                       TOTAL ASSETS     $49,482,025     $46,827,616
 -----------------------------------------------------------------------------------
 LIABILITIES
   Aggregate reserves for future benefits               $   615,263     $   591,621
   Policy and contract claim liabilities                     11,835           7,677
   Liability for premium and other deposit funds          1,583,921       1,969,262
   Asset valuation reserve                                    3,647           4,935
   Payable to affiliates                                     22,829          14,084
   Accrued expense allowances and other amounts due
    from separate account                                (1,392,483)     (1,377,927)
   Remittances and items not allocated                      135,641         111,582
   Other liabilities                                        152,799         118,464
   Separate account liabilities                          47,812,204      44,865,042
 -----------------------------------------------------------------------------------
                                  TOTAL LIABILITIES      48,945,656      46,304,740
 -----------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common stock                                               2,500           2,500
   Gross paid-in and contributed surplus                    226,043         226,043
   Unassigned funds                                         307,826         294,333
 -----------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS         536,369         522,876
 -----------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS     $49,482,025     $46,827,616
 -----------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 REVENUES
   Premiums and annuity considerations                $  564,487   $  407,330
   Annuity and other fund deposits                     3,213,811    2,745,707
   Net investment income                                  82,766       92,321
   Commissions and expense allowances on
    reinsurance ceded                                     96,524      243,448
   Reserve adjustment on reinsurance ceded             1,022,716      702,323
   Fee income                                            618,388      455,917
   Other revenues                                          3,847        7,887
 ----------------------------------------------------------------------------
                                     TOTAL REVENUES    5,602,539    4,654,933
 ----------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and annuity benefits                             42,004       34,403
   Disability and other benefits                           4,228        4,583
   Surrenders and other fund withdrawals               2,654,640      858,280
   Commissions                                           363,369      353,077
   Increase (Decrease) in aggregate reserves for
    future benefits                                       23,431         (650)
   (Decrease) Increase in liability for premium and
    other deposit funds                                 (384,393)       2,232
   General insurance expenses                            182,679      115,771
   Net transfers to separate accounts                  2,597,386    3,231,911
   Other expenses                                         22,881       16,734
 ----------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    5,506,225    4,616,341
 ----------------------------------------------------------------------------
 NET GAIN FROM OPERATIONS
   Before federal income tax expense                      96,314       38,592
   Federal income tax expense                             71,591       13,144
 ----------------------------------------------------------------------------
 NET GAIN FROM OPERATIONS                                 24,723       25,448
   Net realized capital losses, after tax                   (514)     (36,258)
 ----------------------------------------------------------------------------
                                  NET INCOME (LOSS)   $   24,209   $  (10,810)
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 COMMON STOCK
   Beginning and end of year                           $  2,500     $  2,500
 ----------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS
   Beginning and end of year                           $226,043     $226,043
 ----------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, beginning of year                          $294,333     $247,969
   Net income (loss)                                     24,209      (10,810)
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets           (3,702)       1,489
   Change in asset valuation reserve                      1,288       18,079
   Change in non-admitted assets                         (3,126)       2,773
   Credit on reinsurance ceded                           (5,176)      (2,716)
 ----------------------------------------------------------------------------
   Balance, end of year                                $307,826     $256,784
 ----------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   End of year                                         $536,369     $485,327
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 OPERATING ACTIVITIES
   Premiums and annuity considerations                $3,776,739   $3,152,996
   Investment income                                      83,130       93,174
   Fee income                                            618,388      455,917
   Other income                                        1,114,139      949,553
 ----------------------------------------------------------------------------
     Total income                                      5,592,396    4,651,640
 ----------------------------------------------------------------------------
   Benefits paid                                       2,697,533      896,755
   Federal income taxes (recoveries) payments             (3,299)      24,000
   Net transfers to separate accounts                  2,597,386    3,231,911
   Other expenses                                        585,737      552,191
 ----------------------------------------------------------------------------
     Total benefits and expenses                       5,877,357    4,704,857
 ----------------------------------------------------------------------------
              NET CASH USED BY OPERATING ACTIVITIES     (284,961)     (53,217)
 ----------------------------------------------------------------------------
 INVESTING ACTIVITIES
   PROCEEDS FROM INVESTMENTS SOLD
   Bonds                                                 508,750      634,564
   Common stocks                                             614          754
   Mortgage loans                                         33,312       30,292
   Other                                                      --        1,351
 ----------------------------------------------------------------------------
                            NET INVESTMENT PROCEEDS      542,676      666,961
 ----------------------------------------------------------------------------

   COST OF INVESTMENTS ACQUIRED
   Bonds                                                 274,569      727,958
   Common stocks                                             468          166
   Mortgage loans                                          3,681       56,013
   Other                                                  32,356       39,099
 ----------------------------------------------------------------------------
                         TOTAL INVESTMENTS ACQUIRED      311,074      823,236
 ----------------------------------------------------------------------------
          NET CASH PROVIDED BY (USED FOR) INVESTING
                                         ACTIVITIES      231,602     (156,275)
 ----------------------------------------------------------------------------
 FINANCING AND MISCELLANEOUS ACTIVITIES
 Net other cash used                                        (918)     (24,952)
 ----------------------------------------------------------------------------
      NET CASH USED FOR FINANCING AND MISCELLANEOUS
                                         ACTIVITIES         (918)     (24,952)
 ----------------------------------------------------------------------------
 Net change in cash and short-term investments           (54,277)    (234,444)
 Cash and short-term investments, beginning of
  period                                                 267,579      469,955
 ----------------------------------------------------------------------------
     CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD   $  213,302   $  235,511
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(DOLLAR AMOUNTS IN MILLIONS UNLESS OTHERWISE STATED)

(Unaudited)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION:

The accompanying unaudited financial statements of Hartford Life and Annuity Insurance Company (the Company) have been prepared in conformity with statutory accounting practices prescribed by the National Association of Insurance Commissioners and the Connecticut Department of Insurance. Certain information and note disclosures which are normally included in financial statements prepared in accordance with statutory accounting practices have been condensed or omitted, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented in accordance with statutory accounting practices. For a description of significant accounting policies, see Note 1 of Notes to Financial Statements in Hartford Life and Annuity Insurance Company's 1999 statutory basis financial statements.

Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

2. INVESTMENTS:

In October 1998, the Company became aware of allegations of improper activities at Commercial Financial Services Inc. (CFS), a securitizer and servicer of asset backed securities. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code and, in June 1999, CFS ceased operations. In August 1999, the Company sold all of its CFS holdings recognizing a $36, after tax, realized capital loss.